Note 17 - Commitments and Contingencies	12 Months Ended
Jun. 30, 2026
Notes to Financial Statements
Commitments and Contingencies Disclosure [Text Block]
17.	Commitments and Contingencies

a.	Contingencies

In the opinion of management, there were no pending or threatened claims and litigation as of June 30, 2025 and 2026 and through the issuance date of these consolidated financial statements.

b.	Lease commitment

The following table sets forth the Company's future minimum lease payments under the non-cancellable operating lease obligations with respect to the office as of June 30, 2025 and 2026 are payable as follows:

	For the Year Ended June 30
	2025	2026
	US$	US$

Within 1 year	56	7
2 to 5 years	-	4
Total	56	11